Visualix Acquisition (Details) - Schedule of Visualix Asset Purchase Agreement $ in Thousands	Dec. 31, 2022 USD ($)
Visualix Acquisition (Details) - Schedule of Visualix Asset Purchase Agreement [Line Items]
Total Purchase Price	$ 490
Developed Technology [Member]
Visualix Acquisition (Details) - Schedule of Visualix Asset Purchase Agreement [Line Items]
Total Purchase Price	429
Non Compete Agreements [Member]
Visualix Acquisition (Details) - Schedule of Visualix Asset Purchase Agreement [Line Items]
Total Purchase Price	$ 61